Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 1,648,972	$ 1,652,289
1 year or less
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	247,209	172,920
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	237,298	170,630
2 to 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	547,257	472,042
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 617,208	$ 836,697

[1]	The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.